Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at January 31, 2023 (Unaudited)

Shares	Security†	Value

Common Stocks - 87.33%
	Aerospace & Defense - 1.91%
93,059	Dassault Aviation S.A. (France)	$15,891,068

	Automotive - 7.57%
356,708	Bayerische Motoren Werke AG (Germany)	36,335,953
279,022	Daimler Truck Holding AG (Germany) (a)	9,376,153
230,772	Mercedes-Benz Group AG (Germany)	17,172,212

		62,884,318

	Banks - 11.50%
3,793,879	Bank of Ireland Group PLC (Ireland)	40,533,202
261,742	Comerica, Inc.	19,188,306
2,686,268	Deutsche Bank AG (Germany)	35,850,183

		95,571,691

	Building Products - 4.24%
959,503	Buzzi Unicem SpA (Italy)	21,606,255
790,300	Taiheiyo Cement Corp. (Japan)	13,619,564

		35,225,819

	Consumer Products - 1.81%
475,470	Fila Holdings Corp. (South Korea)	15,017,712

	Diversified Holding Companies - 6.97%
4,171,335	CK Hutchison Holdings, Ltd. (Cayman Islands)	26,546,175
893,800	Jardine Cycle & Carriage, Ltd. (Singapore)	19,815,226
3,318,103	Quinenco S.A. (Chile)	11,544,417

		57,905,818

	Energy - Refining & Marketing - 2.23%
7,137,069	Ultrapar Participacoes S.A. (Brazil)	18,558,657

	Financial Services - 4.49%
6,121,660	Ashmore Group PLC (United Kingdom)	20,163,262
427,545	Lazard, Ltd., Class A (Bermuda)	17,136,004

		37,299,266

	Forest Products & Paper - 2.03%
842,646	Interfor Corp. (Canada) (a)	16,852,287

	Insurance - 2.28%
716,482	Old Republic International Corp.	18,907,960

	Media - 4.53%
13,942,680	S4 Capital PLC (United Kingdom) (a)	37,664,033

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at January 31, 2023 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Metals & Mining - 13.55%
9,666,121	Capstone Copper Corp. (Canada) (a)	$47,438,856
2,911,832	Lundin Mining Corp. (Canada)	22,037,615
1,137,712	Warrior Met Coal, Inc.	43,096,530

		112,573,001

	Non-U.S. Real Estate Operating Companies - 1.60%
17,593,700	Genting Singapore, Ltd. (Singapore)	13,324,757

	Oil & Gas Production & Services - 12.42%
2,535,141	Subsea 7, S.A. (Luxembourg)	31,593,133
1,198,143	Tidewater, Inc. (a)	51,999,406
269,073	Valaris, Ltd. (Bermuda) (a)	19,545,463

		103,138,002

	Retail - 1.94%
341,000	Seven & i Holdings Co., Ltd. (Japan)	16,099,604

	Transportation & Logistics - 1.62%
154,880,003	Cia Sud Americana de Vapores S.A. (Chile)	13,442,368

	Transportation Infrastructure - 6.39%
4,579,913	easyJet PLC (United Kingdom) (a)	27,898,967
1,187,211	Hawaiian Holdings, Inc. (a)	14,626,439
51,170,627	Hutchison Port Holdings Trust (Singapore)	10,528,510

		53,053,916

	U.S. Real Estate Operating Companies - 0.25%
809,660	Five Point Holdings, LLC, Class A (a)	2,088,923

	Total Common Stocks (Cost $506,393,157)	725,499,200

Purchased Options - 0.70%
	Total Purchased Options (see below for details) (Cost $6,268,500)	5,845,452

	Total Investment Portfolio - 88.03% (Cost $512,661,657)	731,344,652
	Other Assets less Liabilities - 11.97%	99,423,758

	NET ASSETS - 100.00%	$830,768,410

	Investor Class:
	Net assets applicable to $930,081 shares outstanding	$59,468,299

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at January 31, 2023 (Unaudited)

Net asset value, offering and redemption price per share	$63.94

Institutional Class:
Net assets applicable to $12,068,356 shares outstanding	$767,907,280

Net asset value, offering and redemption price per share	$63.63

Z Class:
Net assets applicable to $53,349 shares outstanding	$3,392,831

Net asset value, offering and redemption price per share	$63.60

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

Summary of Investments by Sector	% of Net Assets

Metals & Mining	13.55%
Oil & Gas Production & Services	12.42
Banks	11.50
Automotive	7.57
Diversified Holding Companies	6.97
Transportation Infrastructure	6.39
Media	4.53
Financial Services	4.49
Building Products	4.24
Insurance	2.28
Energy - Refining & Marketing	2.23
Forest Products & Paper	2.03
Retail	1.94
Aerospace & Defense	1.91
Consumer Products	1.81
Transportation & Logistics	1.62
Non-U.S. Real Estate Operating Companies	1.60
U.S. Real Estate Operating Companies	0.25
Purchased Options	0.70
Other Assets less Liabilities	11.97

Total	100.00%

Country Concentration	% of Net Assets

United States	18.75%
Germany	11.88
Canada	10.39
United Kingdom	10.32
Singapore	5.26
Ireland	4.88
Bermuda	4.41
Luxembourg	3.80
Japan	3.58
Cayman Islands	3.20
Chile	3.01
Italy	2.60
Brazil	2.23
France	1.91
South Korea	1.81

Total	88.03%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at January 31, 2023 (Unaudited)

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

SPDR S&P 500 ETF Trust	Goldman Sachs & Co.	4,500	$182,916,005	380.00 USD	09/15/23	$5,845,452

Total Purchased Options (Cost $6,268,500)						$5,845,452

ETF: Exchange Traded Fund.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at January 31, 2023 (Unaudited)

Shares	Security†	Value

Common Stocks - 91.21%
	Bank & Thrifts - 20.37%
101,965	Prosperity Bancshares, Inc.	$7,735,065
209,426	Southside Bancshares, Inc.	7,933,057
128,608	UMB Financial Corp.	11,599,156
182,346	Washington Trust Bancorp, Inc.	7,798,938

		35,066,216

	Commercial Services - 2.47%
81,238	Madison Square Garden Entertainment Corp. (a)	4,247,935

	Conglomerates - 5.30%
2,329	Seaboard Corp.	9,130,844

	Consulting & Information Technology Services - 3.77%
63,520	ICF International, Inc.	6,491,109

	Consumer Discretionary - 7.83%
568,084	Hamilton Beach Brands Holding Co., Class A (b)	7,356,688
174,128	Liberty Media Corp.-Liberty Braves, Class A (a)	6,117,116

		13,473,804

	Financials - 7.27%
119,531	Encore Capital Group, Inc. (a)	6,660,267
2,690,179	Westaim Corp. (The) (Canada) (a)	5,863,379

		12,523,646

	Healthcare - 0.06%
2,460	Supernus Pharmaceuticals, Inc. (a)	100,885

	Home Building - 4.22%
329,062	TRI Pointe Homes, Inc. (a)	7,268,980

	Industrial Equipment - 2.90%
31,880	Alamo Group, Inc.	4,988,264

	Industrial Services - 12.35%
28,902	Comfort Systems USA, Inc.	3,498,298
32,597	EMCOR Group, Inc.	4,832,505
100,862	MYR Group, Inc. (a)	9,991,390
14,863	UniFirst Corp.	2,949,414

		21,271,607

	Insurance & Reinsurance - 4.84%
429,762	ProAssurance Corp.	8,333,085

	Materials - 2.21%
40,292	Chase Corp.	3,802,759

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at January 31, 2023 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Metals Manufacturing - 3.27%
64,315	Kaiser Aluminum Corp.	$5,628,849

	Oil & Gas Production & Services - 7.74%
307,203	Tidewater, Inc. (a)	13,332,610

	Real Estate - 4.12%
126,222	FRP Holdings, Inc. (a)	7,089,890

	U.S. Real Estate Investment Trusts - 2.09%
144,881	InvenTrust Properties Corp.	3,603,190

	U.S. Real Estate Operating Companies - 0.40%
269,797	Five Point Holdings, LLC, Class A (a)	696,076

	Total Common Stocks (Cost $98,156,050)	157,049,749

Closed-End Fund - 2.29%
	Financials - 2.29%
111,210	Central Securities Corp.	3,942,395

	Total Closed-End Fund (Cost $3,007,112)	3,942,395

	Total Investment Portfolio - 93.50% (Cost $101,163,162)	160,992,144
	Other Assets less Liabilities - 6.50%	11,195,038

	NET ASSETS - 100.00%	$172,187,182

	Investor Class:
	Net assets applicable to 150,464 shares outstanding	$2,971,176

	Net asset value, offering and redemption price per share	$19.75

	Institutional Class:
	Net assets applicable to 8,280,730 shares outstanding	$168,507,955

	Net asset value, offering and redemption price per share	$20.35

	Z Class:
	Net assets applicable to 34,672 shares outstanding	$708,051

	Net asset value, offering and redemption price per share	$20.42

Notes:

(a)	Non-income producing security.
(b)	Affiliated issuers - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
†	U.S. issuer unless otherwise noted.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at January 31, 2023 (Unaudited)

Summary of Investments by Sector	% of Net Assets

Bank & Thrifts	20.37%
Industrial Services	12.35
Financials	9.56
Consumer Discretionary	7.83
Oil & Gas Production & Services	7.74
Conglomerates	5.30
Insurance & Reinsurance	4.84
Home Building	4.22
Real Estate	4.12
Consulting & Information Technology Services	3.77
Metals Manufacturing	3.27
Industrial Equipment	2.90
Commercial Services	2.47
Materials	2.21
U.S. Real Estate Investment Trusts	2.09
U.S. Real Estate Operating Companies	0.40
Healthcare	0.06
Other Assets less Liabilities	6.50

Total	100.00%

Country Concentration	% of Net Assets

United States	90.09%
Canada	3.41

Total	93.50%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at January 31, 2023 (Unaudited)

Principal Amount‡		Security†	Value

Corporate Bonds - 0.18%
		U.S. Real Estate Operating Companies - 0.18%
643,000		Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, due 11/15/25 (a)	$578,769

		Total Corporate Bonds (Cost $524,097)	578,769

Term Loans - 0.00%
		Non-U.S. Real Estate Operating Companies - 0.00%
40,611	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 4.492% Cash or Payment-in-kind Interest, due 10/31/23 (Luxembourg)(b)(c)(d)(e)	—

		Total Term Loans (Cost $49,456)	—

Shares

Common Stocks - 94.64%
		Consulting/Management - 6.95%
172,613		CBRE Group, Inc., Class A (f)	14,760,138
170,174		Fidelity National Financial, Inc.	7,492,761

			22,252,899

		Forest Products & Paper - 9.80%
425,012		Rayonier, Inc., REIT	15,466,187
461,937		Weyerhaeuser Co., REIT	15,904,491

			31,370,678

		Industrial Services - 5.77%
298,620		U-Haul Holding Co.	18,451,730

		Non-U.S. Homebuilder - 4.11%
256,533		Berkeley Group Holdings PLC (United Kingdom)	13,136,463

		Non-U.S. Real Estate Consulting/Management - 3.50%
124,499		Brookfield Asset Management, Ltd. (Canada) (f)	4,064,892
593,763		Savills PLC (United Kingdom)	7,143,312

			11,208,204

		Non-U.S. Real Estate Investment Trusts - 9.26%
637,245		Big Yellow Group PLC (United Kingdom)	9,504,641
4,672,496		National Storage REIT (Australia)	7,689,707
1,207,249		Segro PLC (United Kingdom)	12,426,943

			29,621,291

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2023 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies - 17.14%
497,999	Brookfield Corp. (Canada)	$18,525,563
2,448,923	CK Asset Holdings, Ltd. (Cayman Islands)	15,657,215
2,794,015	Grainger PLC (United Kingdom)	8,942,185
4,505,776	Wharf Holdings Ltd. (The) (Hong Kong)	11,738,146

		54,863,109

	Retail-Building Products - 3.83%
58,863	Lowe’s Cos., Inc.	12,258,220

	U.S. Homebuilder - 13.08%
201,245	DR Horton, Inc.	19,860,869
254,738	Lennar Corp., Class B	21,999,174

		41,860,043

	U.S. Real Estate Investment Trusts - 16.81%
386,061	American Homes 4 Rent, Class A	13,238,032
150,626	First Industrial Realty Trust, Inc.	8,035,897
472,618	InvenTrust Properties Corp.	11,754,009
160,699	Prologis, Inc.	20,775,167

		53,803,105

	U.S. Real Estate Operating Companies - 4.39%
3,310,153	Five Point Holdings, LLC, Class A (f)	8,540,195
57,455	Stratus Properties, Inc.	1,265,159
4,909,472	Trinity Place Holdings, Inc. (f)(g)(h)	4,225,833
1	Trinity Place Holdings, Inc. Special Stock (b)(e)(f)(g)(h)	—

		14,031,187

	Total Common Stocks (Cost $233,522,720)	302,856,929

Preferred Stocks - 3.35%
	Mortgage Finance - 2.90%
2,361,500	Federal Home Loan Mortgage Corp., 8.375% (f)	4,770,230
2,037,550	Federal National Mortgage Association, 8.250% (f)	4,523,361

		9,293,591

	U.S. Real Estate Investment Trusts - 0.45%
100,675	Diversified Healthcare Trust, 6.250%	1,438,646

	Total Preferred Stocks (Cost $9,697,585)	10,732,237

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2023 (Unaudited)

Value

Purchased Options - 0.00%
Total Purchased Options (see below for details) (Cost $60,000)	$—

Total Investment Portfolio - 98.17% (Cost $243,853,858)	314,167,935
Other Assets less Liabilities - 1.83%	5,840,951

NET ASSETS - 100.00%	$320,008,886

Investor Class:
Net assets applicable to 1,139,628 shares outstanding	$23,147,917

Net asset value, offering and redemption price per share	$20.31

Institutional Class:
Net assets applicable to 13,831,269 shares outstanding	$281,790,364

Net asset value, offering and redemption price per share	$20.37

Z Class:
Net assets applicable to 741,679 shares outstanding	$15,070,605

Net asset value, offering and redemption price per share	$20.32

Notes:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security is fair valued by the Advisor in accordance with the policies established by the Board of Trustees.
(c)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(d)	Variable rate security. The rate disclosed is in effect as of January 31, 2023.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(h)	Security subject to restrictions on resale.

At January 31, 2023, the restricted securities had a total market value of $4,225,833 or 1.32% of net assets.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
4,909,472	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$21,666,726	$0.86
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	-	0.00
‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.

EUR: Euro.

REIT: Real Estate Investment Trust.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2023 (Unaudited)

Summary of Investments by Sector	% of Net Assets

U.S. Real Estate Investment Trusts	17.26%
Non-U.S. Real Estate Operating Companies	17.14
U.S. Homebuilder	13.08
Forest Products & Paper	9.80
Non-U.S. Real Estate Investment Trusts	9.26
Consulting/Management	6.95
Industrial Services	5.77
U.S. Real Estate Operating Companies	4.57
Non-U.S. Homebuilder	4.11
Retail-Building Products	3.83
Non-U.S. Real Estate Consulting/Management	3.50
Mortgage Finance	2.90
Purchased Options*	0.00
Other Assets less Liabilities	1.83

Total	100.00%

* Amount less than 0.01%.

Country Concentration	% of Net Assets

United States	64.17%
United Kingdom	15.98
Canada	7.06
Cayman Islands	4.89
Hong Kong	3.67
Australia	2.40
Luxembourg	0.00

Total	98.17%

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
USD versus HKD, Call	JPMorgan Chase Bank, N.A.	30,000,000	$30,000,000	8.00 HKD	02/06/23	$—

Total Purchased Options (Cost $60,000)						$—

HKD: Hong Kong Dollar.

USD: United States Dollar.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments

at January 31, 2023 (Unaudited)

Shares	Security†	Value

Common Stocks - 95.48%
	Lodging & Hotels - 3.76%
490,800	Mandarin Oriental International, Ltd. (Bermuda) (a)	$924,301
904,000	Shangri-La Asia, Ltd. (Bermuda) (a)	789,291

		1,713,592

	Non-U.S. Homebuilder - 14.30%
74,687	Aedas Homes S.A. (Spain) (b)	1,258,537
27,425	Berkeley Group Holdings PLC (United Kingdom)	1,404,371
697,500	China Vanke Co., Ltd., Class H (China)	1,409,997
2,387,752	Glenveagh Properties PLC (Ireland) (a)(b)	2,442,690

		6,515,595

	Non-U.S. Real Estate Investment Trusts - 25.05%
178,537	Big Yellow Group PLC (United Kingdom)	2,662,916
56,715	Boardwalk Real Estate Investment Trust (Canada)	2,396,391
697,885	Ingenia Communities Group (Australia)	2,298,330
1,587,173	National Storage REIT (Australia)	2,612,072
140,033	Segro PLC (United Kingdom)	1,441,444

		11,411,153

	Non-U.S. Real Estate Operating Companies - 52.37%
453,200	Capitaland Investment, Ltd. (Singapore)	1,373,020
1,148,359	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	3,126,039
153,116	CTP NV (Netherlands)	2,211,434
956,800	ESR Group Ltd. (Cayman Islands) (b)	1,915,597
641,225	Grainger PLC (United Kingdom)	2,052,227
418,254	LOG Commercial Properties e Participacoes S.A. (Brazil)	1,509,448
88,200	Nomura Real Estate Holdings, Inc. (Japan)	1,943,968
37,720	Shurgard Self Storage S.A. (Luxembourg)	1,820,147
3,397,000	SUNeVision Holdings, Ltd. (Cayman Islands)	1,969,904
1,774,000	Swire Pacific, Ltd., Class B (Hong Kong)	2,453,253
191,100	Tosei Corp. (Japan)	2,181,751
497,448	Wharf Holdings Ltd. (The) (Hong Kong)	1,295,918

		23,852,706

	Total Common Stocks (Cost $39,151,137)	43,493,046

	Total Investment Portfolio - 95.48% (Cost $39,151,137)	43,493,046
	Other Assets less Liabilities - 4.52%	2,057,093

	NET ASSETS - 100.00%	$45,550,139

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2023 (Unaudited)

Institutional Class:
Net assets applicable to 1,183,173 shares outstanding	$14,138,737

Net asset value, offering and redemption price per share	$11.95

Z Class:
Net assets applicable to 2,545,477 shares outstanding	$31,411,402

Net asset value, offering and redemption price per share	$12.34

Notes:

(a)	Non-income producing security.
(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

Summary of Investments by Sector	% of Net Assets

Non-U.S. Real Estate Operating Companies	52.37%
Non-U.S. Real Estate Investment Trusts	25.05
Non-U.S. Homebuilder	14.30
Lodging & Hotels	3.76
Other Assets less Liabilities	4.52

Total	100.00%

Country Concentration	% of Net Assets

United Kingdom	16.60%
Australia	10.78
Japan	9.06
Cayman Islands	8.53
Hong Kong	8.23
Mexico	6.86
Ireland	5.36
Canada	5.26
Netherlands	4.86
Luxembourg	4.00
Bermuda	3.76
Brazil	3.31
China	3.10
Singapore	3.01
Spain	2.76

Total	95.48%

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments

January 31, 2023 (Unaudited)

Security valuation:

Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the adopted valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to the policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. The Adviser’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2023 (Unaudited)

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•     Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2023 (Unaudited)

•     Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•     Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a Summary by Level of Inputs used to value the Funds’ investments as of January 31, 2023:

Third Avenue Value Fund

Assets	Total Value at 1/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$15,891,068	$—	$15,891,068	$—
Automotive	62,884,318	—	62,884,318	—
Banks	95,571,691	19,188,306	76,383,385	—
Building Products	35,225,819	—	35,225,819	—
Consumer Products	15,017,712	—	15,017,712	—
Diversified Holding Companies	57,905,818	11,544,417	46,361,401	—
Energy - Refining & Marketing	18,558,657	18,558,657	—	—
Financial Services	37,299,266	17,136,004	20,163,262	—
Forest Products & Paper	16,852,287	16,852,287	—	—
Insurance	18,907,960	18,907,960	—	—
Media	37,664,033	—	37,664,033	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2023 (Unaudited)

Assets	Total Value at 1/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Metals & Mining	$112,573,001	$112,573,001	$—	$—
Non-U.S. Real Estate Operating Companies	13,324,757	—	13,324,757	—
Oil & Gas Production & Services	103,138,002	71,544,869	31,593,133	—
Retail	16,099,604	—	16,099,604	—
Transportation & Logistics	13,442,368	13,442,368	—	—
Transportation Infrastructure	53,053,916	14,626,439	38,427,477	—
U.S. Real Estate Operating Companies	2,088,923	2,088,923	—	—

Total Common Stocks	725,499,200	316,463,231	409,035,969	—

Purchased Options:	5,845,452	—	5,845,452	—

Total Purchased Options	5,845,452	—	5,845,452	—

Total Value of Investments	$731,344,652	$316,463,231	$414,881,421	$—

Third Avenue Small-Cap Value Fund
Assets	Total Value at 1/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Bank & Thrifts	$35,066,216	$35,066,216	$—	$—
Commercial Services	4,247,935	4,247,935	—	—
Conglomerates	9,130,844	9,130,844	—	—
Consulting & Information Technology Services	6,491,109	6,491,109	—	—
Consumer Discretionary	13,473,804	13,473,804	—	—
Financials	12,523,646	12,523,646	—	—
Healthcare	100,885	100,885	—	—
Home Building	7,268,980	7,268,980	—	—
Industrial Equipment	4,988,264	4,988,264	—	—
Industrial Services	21,271,607	21,271,607	—	—
Insurance & Reinsurance	8,333,085	8,333,085	—	—
Materials	3,802,759	3,802,759	—	—
Metals Manufacturing	5,628,849	5,628,849	—	—
Oil & Gas Production & Services	13,332,610	13,332,610	—	—
Real Estate	7,089,890	7,089,890	—	—
U.S. Real Estate Investment Trusts	3,603,190	3,603,190	—	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2023 (Unaudited)

Assets	Total Value at 1/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
U.S. Real Estate Operating Companies	$696,076	$696,076	$—	$—

Total Common Stocks	157,049,749	157,049,749	—	—

Closed-End Fund:
Financials	$3,942,395	$3,942,395	$—	$—

Total Closed-End Fund	3,942,395	3,942,395	—	—

Total Value of Investments	$160,992,144	$160,992,144	$—	$—

Third Avenue Real Estate Value Fund
Assets	Total Value at 1/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Consulting/Management	$22,252,899	$22,252,899	$—	$—
Forest Products & Paper	31,370,678	31,370,678	—	—
Industrial Services	18,451,730	18,451,730	—	—
Non-U.S. Homebuilder	13,136,463	—	13,136,463	—
Non-U.S. Real Estate Consulting/Management	11,208,204	4,064,892	7,143,312	—
Non-U.S. Real Estate Investment Trusts	29,621,291	—	29,621,291	—
Non-U.S. Real Estate Operating Companies	54,863,109	27,467,748	27,395,361	—
Retail-Building Products	12,258,220	12,258,220	—	—
U.S. Homebuilder	41,860,043	41,860,043	—	—
U.S. Real Estate Investment Trusts	53,803,105	53,803,105	—	—
U.S. Real Estate Operating Companies	14,031,187	14,031,187	—	—

Total Common Stocks	302,856,929	225,560,502	77,296,427	—

Corporate Bonds:
U.S. Real Estate Operating Companies	578,769	—	578,769	—

Total Corporate Bonds	578,769	—	578,769	—

Preferred Stocks:
Mortgage Finance	9,293,591	9,293,591	—	—
U.S. Real Estate Investment Trusts	1,438,646	1,438,646	—	—

Total Preferred Stocks	10,732,237	10,732,237	—	—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2023 (Unaudited)

Assets	Total Value at 1/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Term Loans:
Non-U.S. Real Estate Operating Companies	$—	$—	$—	$—	*

Total Term Loans	—	—	—	—

Purchased Options:	—	—	—	—

Total Purchased Options	—	—	—	—

Total Value of Investments	$314,167,935	$236,292,739	$77,875,196	$—	*

Third Avenue International Real Estate Value Fund
Assets	Total Value at 1/31/23	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Common Stocks:
Lodging & Hotels	$1,713,592	$924,301	$789,291	$—
Non-U.S. Homebuilder	6,515,595	3,701,227	2,814,368	—
Non-U.S. Real Estate Investment Trusts	11,411,153	2,396,391	9,014,762	—
Non-U.S. Real Estate Operating Companies	23,852,706	6,687,714	17,164,992	—

Total Common Stocks	43,493,046	13,709,633	29,783,413	—

Total Value of Investments	$43,493,046	$13,709,633	$29,783,413	$—

^

Common stock securities categorized as Level 2 consist solely of securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investments fair valued at zero.

For fair valuations using significant unobservable inputs, U.S. GAAP require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

January 31, 2023 (Unaudited)

For the period ended January 31, 2023, there were no transfers in or out of Level 3.

Information about Level 3 Fair Value Measurements

Third Avenue Real Estate Value Fund
Other (a)	$—*

(a)	Includes investment less than 0.50% of net assets of the Fund.
*	Investments fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the period ended January 31, 2023 is set forth below:

Third Avenue Small-Cap Value Fund

Name of Issuer:	Value at Oct. 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jan. 31, 2023	Investment Income
Hamilton Beach Brands Holding Co., Class A	$6,692,030	$—	$—	$—	$664,658	$7,356,688	$59,649

Total Affiliates	$6,692,030	$—	$—	$—	$664,658	$7,356,688	$59,649

Third Avenue Real Estate Value Fund

Name of Issuer:	Value at Oct. 31, 2022		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Jan. 31, 2023		Investment Income
Trinity Place Holdings, Inc.	$3,851,068		$—	$111,304	$(1,071,619)	$1,557,688	$4,225,833		$—
Trinity Place Holdings, Inc. Special Stock	—	*	—	—	—	—	—	*	—

Total Affiliates	$3,851,068		$—	$111,304	$(1,071,619)	$1,557,688	$4,225,833		$—

*	Investment fair valued at $0.